Summary of Significant Accounting Policies (Details) - Schedule of Forth Types of Our Revenue ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Principal Transaction Revenue [Line Items]
Total revenue	¥ 667,442	$ 92,044	¥ 969,973	¥ 1,953,257	$ 283,196	¥ 1,669,358	¥ 1,222,183
Technical services and others [Member]
Principal Transaction Revenue [Line Items]
Total revenue	14,812	2,042	14,823	39,395	5,712	19,397	5,156
Live streaming - consumable virtual items revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue	640,740	88,362	940,768	1,886,179	273,470	1,617,056	1,187,431
Live streaming - time based virtual item revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue	¥ 11,890	$ 1,640	¥ 14,382	¥ 27,683	$ 4,014	¥ 32,905	¥ 29,596